SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In May 2014, the Company executed a software and services license agreement stating that the Company would pay a monthly fee based on unit usage of cloud diagnostic software.

During April 2014, the Company issued 229,000 shares towards stock payable, funds were paid during the three months ended March 31, 2014 totalling $229,000.

During April 2014, the Company issued 1,112,250 shares of common stock in exchange for a settlement of debt totaling $287,250, $12,250 were recorded as stock payable as of March 31, 2014.

During April 2014, the Company issued 80,000 shares under employee contracts. The shares were recorded as stock payable at $109,850 as of March 31, 2014. Additionally 275,000 shares were issued to an employee under a new employment agreement valued at $275,000.

During April 2014, the Company issued 480,000 shares of common stock for services totaling $480,000. $13,750 were recorded as stock payable as of March 31, 2014.

During May 2014, the Company issued 395,000 shares of common stock for cash totaling $395,000 under new subscription agreement at $1 per share.